Note 11 - Loss Per Share	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.
LOSS PER SHARE

Basic earnings or loss per share is the net earnings or loss available to common shareholders divided by the weighted average number of common shares outstanding during the year. Diluted net earnings or loss per share adjusts basic net earnings per share for the effects of potential dilutive common shares.

The calculations of basic and diluted earnings or loss per share for the years ended
December
31,
2019
and
2018
are as follows:

	Year Ended December 31,
	2019	2018
Net loss for the year	$(40,474)	$(204,164)

Weighted average number of shares on issue - basic and diluted (1)	201,615,489	183,650,405

Loss per share - basic and diluted	$(0.20)	$(1.11)
Loss per share - diluted	$(0.20)	$(1.11)

(1)
For the year ended
December
31,
2019,
diluted weighted average number of shares excluded
7,583,439
(
2018
-
6,644,542
) options,
128,944
restricted share units (
2018
-
nil
) and
16,327,598
(
2018
-
16,327,598
) common shares issuable under the convertible debentures (Note
20
(a)) that were anti-dilutive.